Organization and Description of Business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1.	Organization and Description of Business
Better Therapeutics Inc. (“we”, “us”, “the Company”, or “Better”), a Delaware corporation, was founded in April 2015 as Nutrition Development Group, LLC. In August 2016, we changed our name to Farewell LLC and in January 2018 we changed our name to Better Therapeutics LLC. On August 14, 2020, we converted to a Delaware corporation. As a result of the conversion to a Delaware corporation, as discussed below, all common units, Series Seed Preferred Units and Series A Preferred Units converted to an equivalent number of common stock, Series Seed Preferred Stock and Series A Preferred Stock. In addition, all outstanding profits interest units were converted to common stock, and all outstanding convertible promissory notes were converted to simple agreements for future equity (“SAFEs”). On October 28, 2021, Mountain Crest Acquisition Corp. II, a Delaware corporation (“MCAD”) merged with and into Better Therapeutics with Better Therapeutics surviving as a wholly-owned subsidiary of the Company with the new name Better Therapeutics, Inc. MCAD consummated the acquisition of all the issued and outstanding shares of the former Better Therapeutics, Inc (“Legacy BTX”). Accordingly, for accounting purposes, the financial statements of the combined entity represent a continuation of the financial statements of Better with the business combination being treated as the equivalent of Better Therapeutics issuing stock for the net assets of MCAD, accompanied by a recapitalization. The net assets of MCAD are stated at fair value with no goodwill or other intangible assets recorded. Operations prior to the merger are those of Better Therapeutics.
As a result of the Business Combination, the shares and corresponding capital amounts and loss per share related to Legacy BTX’s outstanding convertible preferred stock and common stock prior to the Business Combination have been retroactively restated to reflect the Exchange Ratio established in the Merger Agreement. For additional information on the Business Combination, refer to Note 3 of these financial statements.
Better Therapeutics has developed a platform of
FDA-regulated,
software-based, Prescription Digital Therapeutics (“PDTs”) for treating diabetes, heart disease, and other cardiometabolic conditions. Our PDTs deliver a novel form of cognitive behavioral therapy that enables changes in neural pathways of the brain so that lasting changes in behavior become possible. Addressing the underlying causes of these diseases has the potential to dramatically improve patient health and lower healthcare costs. Our current clinical development candidates are intended to treat cardiometabolic diseases, including type 2 diabetes, hypertension, hyperlipidemia, non-alcoholic
fatty liver disease (“NAFLD”:,
non-alcoholic
steatohepatitis (“NASH”) and chronic kidney disease (“CKD”). Our headquarters are in San Francisco, California.
The Company is in the development stage and our activities have consisted principally of raising capital and preforming research and development.
Liquidity and Capital Resources
Since inception we have incurred significant losses from operations. As of December 31, 2021, we had cash of $40,566 an accumulated deficit of $71,743.
We incurred a net loss of $40,335 and used $30,818 of cash in operating activities during the year ended December 31, 2021. We incurred a net loss of $6,387 and used $5,774 in operating activities during the year ended December 31, 2020.
We have primarily funded our operations through the sale of preferred stock, convertible notes, SAFEs and funding from the merger with MCAD. The continued execution of our long-term business plan will require us to explore financing options such as issuance of equity or debt instruments. While we have historically been successful in obtaining equity financing, there can be no assurance that such additional financing, if necessary, will be available or, if available, that such financings can be obtained on satisfactory terms. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

At this time, there is significant uncertainty relating to the ongoing
COVID-19
pandemic and the impact of related responses. Any impact of
COVID-19
on our business, results of operati
ons
and financial condition will largely depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the geographic spread of the disease, the duration of the pandemic, travel restrictions and social distancing in the United States and other countries, business closures or business disruptions, the ultimate impact on financial markets and the global economy, and the effectiveness of actions taken in the United States and other countries to contain and treat the disease.